Events after the Reporting Period	12 Months Ended
Dec. 31, 2025
Events after the Reporting Period
Events after the Reporting Period

29. Events after the Reporting Period

On January 30, 2026, the Company repaid all of the amounts payable under the remaining 4.625% Senior Notes due 2026 in the aggregate amount of U.S.$212.2 million (Ps.3,758,822), including the principal amount of U.S.$207.4 million (Ps.3,673,863).

On February 26, 2026, the Company’s Board of Directors approved suspending the payment of an annual dividend in 2026, in conjunction with the Company’s current analysis of several investment opportunities in the Mexican telecommunications sector. There is no assurance that any of these potential opportunities will be consummated.

On April 28, 2026, the Company’s stockholders approved, among other resolutions, (i) the audited consolidated financial statements of the Company as of December 31, 2025, and for the year ended on that date; and (ii) a capital increase of the Company in the amount of up to Ps.7,200,000, and the delegation of authority to the Board of Directors of the Company to determine certain terms for offering the corresponding shares for subscription and payment in accordance with the Mexican Securities Market Law, which may be in the form of convertible notes, rights offerings, private placements or any other forms of financings.